Long-term investments (Details Narrative) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Prospector Royalty Corp. [Member]
IfrsStatementLineItems [Line Items]
Investment on equity interest	$ 1,486	$ 2,038	$ 1,390	$ 2,000
Equity interest invested	12.50%	12.50%
Apex Royalties Limited [Member]
IfrsStatementLineItems [Line Items]
Non-controlling equity interest	$ 1,000		$ 0